Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Loss Per Share Tables
Computation of basic and diluted earnings (loss) per share
	Year ended December 31,
	2014	2013	2012

Numerator - net loss available to common stockholders	$(32,706)	$(37,762)	$(99,631)

Denominator - weighted average number of common shares outstanding	34,548,368	34,548,368	32,010,663

Dilutive common stock equivalents - stock options	-	-	-

Denominator - weighted average number of fully diluted common shares outstanding	34,548,368	34,548,368	32,010,663

Basic loss per common share	$(0.00)	$(0.00)	$(0.00)

Diluted earnings (loss) per common share	$(0.00)	$(0.00)	$(0.00)